                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

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       SEMIANNUAL REPORT
       USAA MONEY MARKET FUND
       JANUARY 31, 2010

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FUND OBJECTIVE

HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF
LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange
Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        32

    Financial Statements                                                     36

    Notes to Financial Statements                                            39

EXPENSE EXAMPLE                                                              47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

--------------------------------------------------------------------------------

FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential.
If the Fed governors unwind the stimulus too soon,

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2  | USAA MONEY MARKET FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

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o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING
  PERIOD?

  For the six-month period ended January 31, 2010, the seven-day yield on the
  Fund decreased from 0.82% on July 31, 2009, to 0.01% on January 31, 2010. The
  total return for the same period was 0.15%, compared to an average of 0.02%
  for all money market funds ranked by iMoneyNet, Inc. For the reporting period, the Fund was ranked in the top 3% of similar retail money market funds as compiled by iMoneyNet (ranked 10 out of 313 funds). Rankings are based on net compound unannualized returns. In addition, the Fund was recognized by Crane
  Data LLC for providing the best return in 2009 as compared to similar retail money market funds (ranked 1 out of 236 funds).

o WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

  The Federal Reserve (the Fed) continued to hold short-term interest rates in a range of 0% to 0.25% during the reporting period. As a result of the Fed's prolonged accommodative interest rate policy, money market yields remained at record lows. The Fed and the U.S.

  Refer to page 8 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA MONEY MARKET FUND
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  Treasury also extended a variety of programs, now scheduled to expire in early
  2010, which were aimed at stabilizing the credit markets and bolstering the economy.

  Although creditworthy borrowers were able to access funding in the money markets, short-term supply was constrained as many chose longer-term financing for their borrowing needs. The government's programs to improve access to short-term credit and lend directly to borrowers and investors were also a competing source of funding.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  In keeping with our investment approach, we were selective about the securities we chose for the portfolio. Relying on our experienced research team, we focused on credit surveillance, carefully evaluating the credit or structural risk posed by certain issuers and securities. In general, we sought high-quality securities offering a higher relative value and that, in our opinion, had been overlooked by investors.

  We laddered the portfolio, concentrating our purchases in a variety of instruments, primarily with shorter maturities. Typically, when interest rates are low, we find attractive yields in longer-term securities. This was not the case during the reporting period. Consequently, the portfolio's weighted average maturity (WAM) decreased slightly during the reporting period, while ending at its beginning point of 12 days. Our shorter WAM also provided the
  Fund with ample liquidity as the financial industry awaited new Securities and
  Exchange Commission rules governing the operation of money market funds. The new rules, which were adopted at the end of the reporting period, mandate that money market funds maintain a minimum amount of liquidity.

  During the reporting period, we also held a significant portion of the portfolio in variable-rate demand notes (VRDNs). When interest rates rise,
  VRDNs allow us to capture higher yields quickly. The VRDNs that the Fund owns have interest rates that generally reset daily or weekly and can also be sold back to issuers at par value

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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  (100% face value) with a notice of seven days or less. The demand feature is often backed by liquidity provided by a financial institution.

o WHAT IS THE OUTLOOK?

  We believe the U.S. economy is in a subdued recovery. Although economic conditions have improved, we don't expect the Fed to raise interest rates in the short term. A decision on rates is likely to be contingent on inflationary trends. However, if prices rise, short-term rates could move higher as investors anticipate a rate increase. We also believe the Fed will be unwilling to act until employment improves and real estate -- residential and commercial -- shows signs of stabilization.

  We plan to continue our focus on short maturities to maintain liquidity and the Fund's yield advantage. When interest rates begin to rise, we will look for attractive opportunities to extend the Fund's WAM.

  As always, we will continue to manage the Fund to preserve your principal while maximizing the income you receive.

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6  | USAA MONEY MARKET FUND
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INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (Symbol: USAXX)

--------------------------------------------------------------------------------
                                        1/31/10                    7/31/09
--------------------------------------------------------------------------------
Net Assets                         $5,865.8 Million           $6,112.3 Million
Net Asset Value Per Share                $1.00                      $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                   12 Days                    12 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

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           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/10
--------------------------------------------------------------------------------
   7/31/09 to 1/31/10*      1 Year      5 Years      10 Years      7-Day Yield
          0.15%              0.72%       3.16%         2.87%           0.01%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with
U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  7

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                     USAA MONEY            iMONEYNET
                                     MARKET FUND            AVERAGE
             1/27/2009                  1.39%                 0.51%
             2/24/2009                  1.30                  0.32
             3/31/2009                  1.21                  0.21
             4/28/2009                  1.11                  0.18
             5/26/2009                  1.26                  0.13
             6/30/2009                  1.08                  0.09
             7/28/2009                  0.83                  0.07
             8/25/2009                  0.63                  0.05
             9/29/2009                  0.42                  0.04
            10/27/2009                  0.24                  0.03
            11/24/2009                  0.16                  0.03
            12/29/2009                  0.29                  0.02
             1/26/2010                  0.01                  0.02

                                    [END CHART]

       Data represent the last Tuesday of each month. Ending date 1/26/10.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet,
Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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8  | USAA MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                   [CHART OF CUMULATIVE PERFORMANCE]

                                                   USAA MONEY MARKET FUND
 1/31/2000                                               $10,000.00
 2/29/2000                                                10,043.97
 3/31/2000                                                10,091.68
 4/30/2000                                                10,135.94
 5/31/2000                                                10,190.05
 6/30/2000                                                10,241.79
 7/31/2000                                                10,296.05
 8/31/2000                                                10,350.72
 9/30/2000                                                10,402.07
10/31/2000                                                10,459.00
11/30/2000                                                10,512.92
12/31/2000                                                10,565.75
 1/31/2001                                                10,623.05
 2/28/2001                                                10,668.66
 3/31/2001                                                10,713.97
 4/30/2001                                                10,757.97
 5/31/2001                                                10,797.62
 6/30/2001                                                10,831.56
 7/31/2001                                                10,866.29
 8/31/2001                                                10,896.87
 9/30/2001                                                10,922.43
10/31/2001                                                10,946.67
11/30/2001                                                10,966.64
12/31/2001                                                10,983.68
 1/31/2002                                                10,999.30
 2/28/2002                                                11,012.90
 3/31/2002                                                11,027.80
 4/30/2002                                                11,042.49
 5/31/2002                                                11,058.13
 6/30/2002                                                11,071.30
 7/31/2002                                                11,085.42
 8/31/2002                                                11,100.39
 9/30/2002                                                11,113.22
10/31/2002                                                11,127.42
11/30/2002                                                11,139.97
12/31/2002                                                11,151.14
 1/31/2003                                                11,162.35
 2/28/2003                                                11,171.79
 3/31/2003                                                11,180.54
 4/30/2003                                                11,189.54
 5/31/2003                                                11,198.99
 6/30/2003                                                11,206.48
 7/31/2003                                                11,212.97
 8/31/2003                                                11,219.67
 9/30/2003                                                11,225.76
10/31/2003                                                11,232.38
11/30/2003                                                11,237.90
12/31/2003                                                11,244.21
 1/31/2004                                                11,249.94
 2/29/2004                                                11,255.46
 3/31/2004                                                11,261.19
 4/30/2004                                                11,267.31
 5/31/2004                                                11,272.76
 6/30/2004                                                11,279.16
 7/31/2004                                                11,287.17
 8/31/2004                                                11,296.45
 9/30/2004                                                11,307.36
10/31/2004                                                11,319.80
11/30/2004                                                11,333.53
12/31/2004                                                11,351.11
 1/31/2005                                                11,367.67
 2/28/2005                                                11,385.29
 3/31/2005                                                11,406.41
 4/30/2005                                                11,429.20
 5/31/2005                                                11,452.63
 6/30/2005                                                11,477.68
 7/31/2005                                                11,505.01
 8/31/2005                                                11,534.01
 9/30/2005                                                11,566.08
10/31/2005                                                11,597.09
11/30/2005                                                11,631.13
12/31/2005                                                11,671.06
 1/31/2006                                                11,706.42
 2/28/2006                                                11,742.85
 3/31/2006                                                11,787.18
 4/30/2006                                                11,826.19
 5/31/2006                                                11,871.01
 6/30/2006                                                11,918.81
 7/31/2006                                                11,963.78
 8/31/2006                                                12,012.83
 9/30/2006                                                12,062.05
10/31/2006                                                12,109.85
11/30/2006                                                12,157.86
12/31/2006                                                12,211.02
 1/31/2007                                                12,257.85
 2/28/2007                                                12,303.09
 3/31/2007                                                12,354.85
 4/30/2007                                                12,401.83
 5/31/2007                                                12,452.30
 6/30/2007                                                12,502.69
 7/31/2007                                                12,551.69
 8/31/2007                                                12,608.34
 9/30/2007                                                12,653.82
10/31/2007                                                12,703.10
11/30/2007                                                12,751.43
12/31/2007                                                12,797.76
 1/31/2008                                                12,839.46
 2/29/2008                                                12,873.54
 3/31/2008                                                12,903.58
 4/30/2008                                                12,933.37
 5/31/2008                                                12,963.84
 6/30/2008                                                12,989.64
 7/31/2008                                                13,015.58
 8/31/2008                                                13,042.50
 9/30/2008                                                13,075.90
10/31/2008                                                13,120.81
11/30/2008                                                13,144.89
12/31/2008                                                13,166.67
 1/31/2009                                                13,182.88
 2/28/2009                                                13,195.83
 3/31/2009                                                13,209.48
 4/30/2009                                                13,221.78
 5/31/2009                                                13,235.26
 6/30/2009                                                13,247.30
 7/31/2009                                                13,257.89
 8/31/2009                                                13,264.82
 9/30/2009                                                13,269.52
10/31/2009                                                13,272.80
11/30/2009                                                13,274.49
12/31/2009                                                13,277.60
 1/31/2010                                                13,277.80

                                   [END CHART]

         Data from 1/31/00 through 1/31/10.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
For seven-day yield information, please refer to the Fund's investment overview page.

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                                                        INVESTMENT OVERVIEW |  9

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                         o PORTFOLIO MIX -- 1/31/2010 o

                          [PIE CHART OF PORTFOLIO MIX]

             VARIABLE-RATE DEMAND NOTES                        87.8%
             COMMERCIAL PAPER                                   9.3%
             FIXED-RATE INSTRUMENTS                             1.9%
             PUT BONDS                                          1.0%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-31.

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10  | USAA MONEY MARKET FUND
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PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

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PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            FIXED-RATE INSTRUMENTS (1.9%)

            DIVERSIFIED BANKS (1.5%)
  $30,000   Bank of Nova Scotia                                            0.19%              2/02/2010    $   30,000
   25,000   Bank of Nova Scotia                                            0.18               4/05/2010        25,000
   30,000   Canadian Imperial Bank of Commerce                             0.16               4/06/2010        30,000
                                                                                                           ----------
                                                                                                               85,000
                                                                                                           ----------
            REGIONAL BANKS (0.4%)
   25,000   Norinchukin Bank                                               0.22               2/08/2010        25,000
                                                                                                           ----------
            Total Fixed-Rate Instruments (cost: $110,000)                                                     110,000
                                                                                                           ----------
            COMMERCIAL PAPER (9.3%)

            AIRPORT/PORT (0.2%)
   14,000   San Diego County Regional Airport
              (LOC - Lloyds TSB Bank plc)                                  0.35               3/02/2010        14,000
                                                                                                           ----------
            ASSET-BACKED FINANCING (0.4%)
   25,000   Manhattan Asset Funding Co.(a),(b)                             0.21               3/05/2010        24,995
                                                                                                           ----------
            DIVERSIFIED BANKS (0.8%)
   25,000   Variable Funding Capital Co., LLC, ABS(a),(b)                  0.17               2/03/2010        25,000
   20,000   Variable Funding Capital Co., LLC, ABS(a),(b)                  0.17               3/11/2010        19,996
                                                                                                           ----------
                                                                                                               44,996
                                                                                                           ----------
            EDUCATION (1.7%)
   20,000   Board of Trustees of Michigan State Univ.                      0.27               2/03/2010        20,000
   16,600   Cornell Univ.                                                  0.25               2/04/2010        16,600
   10,600   Cornell Univ.                                                  0.23               3/24/2010        10,596
   19,000   Ohio State Univ.                                               0.16               2/01/2010        19,000
   15,000   Ohio State Univ.                                               0.16               2/01/2010        15,000
   20,000   Yale Univ.                                                     0.29               3/05/2010        19,995
                                                                                                           ----------
                                                                                                              101,191
                                                                                                           ----------
            ELECTRIC/GAS UTILITIES (1.4%)
   31,290   Nebraska Public Power District                                 0.20               3/04/2010        31,284
   10,001   Nebraska Public Power District                                 0.22               4/09/2010         9,997
   10,000   South Carolina Public Service Auth.                            0.45               2/12/2010         9,999
   15,000   South Carolina Public Service Auth.                            0.45               3/12/2010        14,993
   15,000   South Carolina Public Service Auth.                            0.35               4/05/2010        14,991
                                                                                                           ----------
                                                                                                               81,264
                                                                                                           ----------

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                                                  PORTFOLIO OF INVESTMENTS |  11

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PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            HOSPITAL (3.1%)
  $42,100   Catholic Health Initiatives                                    0.35%              3/10/2010    $   42,100
   45,000   Catholic Health Initiatives                                    0.35               5/05/2010        45,000
   36,650   Catholic Health Initiatives                                    0.33               6/04/2010        36,650
   55,849   Catholic Health Initiatives                                    0.25               6/09/2010        55,849
                                                                                                           ----------
                                                                                                              179,599
                                                                                                           ----------
            INTEGRATED OIL & GAS (0.4%)
   10,000   ConocoPhillips Qatar Funding Ltd.(a),(b)                       0.10               2/11/2010        10,000
   10,000   ConocoPhillips Qatar Funding Ltd.(a),(b)                       0.16               2/18/2010         9,999
                                                                                                           ----------
                                                                                                               19,999
                                                                                                           ----------
            REAL ESTATE OPERATING COMPANIES (0.4%)
   22,900   Medical Building Funding IV, LLC
              (LOC - KBC Bank, N.V.)                                       0.60               2/04/2010        22,899
                                                                                                           ----------
            SALES TAX (0.9%)
   20,000   Dallas Area Rapid Transit                                      0.55               2/10/2010        20,000
   20,000   Dallas Area Rapid Transit                                      0.55               2/25/2010        20,000
   15,000   Dallas Area Rapid Transit                                      0.37               3/03/2010        15,000
                                                                                                           ----------
                                                                                                               55,000
                                                                                                           ----------
            Total Commercial Paper (cost: $543,943)                                                           543,943
                                                                                                           ----------
            PUT BONDS (1.0%)

            EDUCATION SERVICES (0.0%)
    1,900   Kent County (LOC - PNC Bank, N.A.)                             0.67              12/01/2038         1,900
                                                                                                           ----------
            OIL & GAS REFINING & MARKETING (1.0%)
   60,000   IDB of the Parish of Calcasieu, Inc.
              (LOC - BNP Paribas)                                          0.25               7/01/2026        60,000
                                                                                                           ----------
            Total Put Bonds (cost: $61,900)                                                                    61,900
                                                                                                           ----------
            VARIABLE-RATE DEMAND NOTES (87.8%)

            AGRICULTURAL PRODUCTS (0.1%)
    3,960   Bybee Foods, LLC (LOC - Key Bank, N.A.)                        0.95              11/01/2026         3,960
    4,415   Yakima County Public Corp. (LOC - Key Bank, N.A.)              0.64               4/01/2018         4,415
                                                                                                           ----------
                                                                                                                8,375
                                                                                                           ----------
            AIRLINES (0.6%)
   35,000   Chicago-O'Hare International Airport
              (LOC - Bayerische Landesbank)                                0.25               5/01/2035        35,000
                                                                                                           ----------
            AIRPORT SERVICES (1.1%)
    4,500   Broward County (LOC - Citibank, N.A.)                          0.28               4/01/2035         4,500
   23,350   Holland-Sheltair Aviation Funding, LLC
              (LOC - Federal Home Loan Bank of Atlanta)                    0.22               5/01/2035        23,350

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12  | USAA MONEY MARKET FUND

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---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $14,135   Holland-Sheltair Aviation Funding, LLC
              (LOC - Federal Home Loan Bank of Atlanta)                    0.22%              5/01/2048    $   14,135
    9,020   Jacksonville Economic Dev. Commission
              (LOC - Federal Home Loan Bank of Atlanta)                    0.17               5/01/2035         9,020
    2,790   Jacksonville Economic Dev. Commission
              (LOC - Federal Home Loan Bank of Atlanta)                    0.17               5/01/2039         2,790
    8,655   Metropolitan Nashville Airport Auth.
              (LOC - Regions Bank)                                         2.84               4/01/2030         8,655
                                                                                                           ----------
                                                                                                               62,450
                                                                                                           ----------
            AIRPORT/PORT (0.8%)
   12,700   Clark County Passenger Facility
              (LOC - Bayerische Landesbank)                                0.30               7/01/2022        12,700
    4,505   Cleveland (LOC - U.S. Bank, N.A.)                              0.25               1/01/2020         4,505
   26,000   Cleveland (LOC - UBS A.G.)                                     0.25               1/01/2033        26,000
    6,145   Gadsden Airport Auth. (LOC - Wachovia Bank, N.A.)              0.28               8/01/2024         6,145
                                                                                                           ----------
                                                                                                               49,350
                                                                                                           ----------
            ALUMINUM (0.1%)
    3,500   Tennessee Aluminum Processors, Inc.
              (LOC - SunTrust Bank)                                        0.40               5/01/2014         3,500
                                                                                                           ----------
            APPROPRIATED DEBT (7.4%)
   60,240   Allegheny County (INS)(LIQ)                                    0.36              11/01/2039        60,240
   24,100   Arlington County IDA (LOC - Bank of America, N.A.)             0.26               8/01/2031        24,100
   10,620   Auburn IDB (LOC - Allied Irish Banks plc)                      1.70               5/01/2024        10,620
    5,640   Auburn IDB (LOC - Allied Irish Banks plc)                      1.70               7/01/2026         5,640
   27,135   Cleveland Economic & Community Dev.
              (LOC - RBS Citizens, N.A.)                                   0.40              12/01/2033        27,135
   51,000   County & City of Denver (INS)(LIQ)                             0.33              12/15/2037        51,000
   50,000   County & City of Denver (INS)(LIQ)                             0.35              12/15/2037        50,000
   50,000   County & City of Denver (INS)(LIQ)                             0.42              12/15/2037        50,000
    9,595   Downtown Renaissance, Inc.
              (LOC - RBC Bank (USA))                                       0.90               2/01/2025         9,595
   17,500   Emmaus General Auth. (INS)(LIQ)                                0.28              12/01/2028        17,500
   60,000   New Jersey EDA (LOC - Dexia Credit Local)                      0.25               3/01/2024        60,000
    4,685   Opelika IDB (LOC - Regions Bank)                               1.75               6/01/2023         4,685
   12,000   Raleigh (LOC - Wachovia Bank, N.A.)                            0.23               8/01/2034        12,000
   45,680   San Jose Financing Auth.
              (LOC - Bank of Nova Scotia)(NBGA)                            0.17               6/01/2025        45,680
    3,800   West Covina Public Financing Auth.
              (LOC - Allied Irish Banks plc)                               2.00              11/01/2029         3,800
                                                                                                           ----------
                                                                                                              431,995
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            ASSET-BACKED FINANCING (4.5%)
  $ 4,390   Capital Markets Access Co., LC
              (LOC - SunTrust Bank)                                        0.40%              8/01/2020    $    4,390
   14,805   Capital Markets Access Co., LC
              (LOC - SunTrust Bank)                                        0.35               4/01/2033        14,805
    8,225   Capital Markets Access Co., LC
              (LOC - RBC Bank (USA))                                       0.90               5/01/2034         8,225
   11,700   Capital Markets Access Co., LC
              (LOC - SunTrust Bank)                                        0.35               6/27/2036        11,700
   43,680   Corporate Finance Managers, Inc.
              (LOC - Wells Fargo Bank, N.A.)                               0.23               2/02/2043        43,680
   10,000   Midwestern Univ. (LOC - Royal Bank of Canada)                  0.26               4/01/2044        10,000
   15,000   Minnesota Higher Education Facilities Auth.
              (LOC - U.S. Bank, N.A.)                                      0.30              12/01/2043        15,000
   14,000   New Mexico Educational Assistance Foundation
              (LOC - Royal Bank of Canada)                                 0.25               4/01/2036        14,000
   74,000   North Texas Higher Education Auth., Inc.
              (LOC - Bank of America, N.A.)
              (LOC - Lloyds TSB Bank plc)                                  0.25               6/01/2045        74,000
   39,300   North Texas Higher Education Auth., Inc.
              (LOC - Bank of America, N.A.)
              (LOC - Lloyds TSB Bank plc)                                  0.25              12/01/2046        39,300
   30,000   Rhode Island Student Loan
              (LOC - Dexia Credit Local)                                   0.37               7/01/2019        30,000
                                                                                                           ----------
                                                                                                              265,100
                                                                                                           ----------
            AUTO PARTS & EQUIPMENT (0.2%)
    2,605   Dayton Wheel Concepts, Inc.
              (LOC - PNC Bank, N.A.)                                       0.28               5/01/2024         2,605
    5,765   Illinois Finance Auth. (LOC - Federal Home
              Loan Bank of Chicago)                                        0.43               7/01/2040         5,765
    3,305   Metal Forming & Coining Corp.
              (LOC - PNC Bank, N.A.)                                       0.28               7/01/2018         3,305
                                                                                                           ----------
                                                                                                               11,675
                                                                                                           ----------
            AUTOMOBILE MANUFACTURERS (0.2%)
   11,445   Franklin IDB (LOC - Fifth Third Bank)                          0.81               4/01/2030        11,445
                                                                                                           ----------
            AUTOMOTIVE RETAIL (0.1%)
    6,674   Kenwood Lincoln-Mercury, Inc.
              (LOC - PNC Bank, N.A.)                                       0.28               5/01/2015         6,674
                                                                                                           ----------
            BIOTECHNOLOGY (0.2%)
   10,925   Westgate Investment Fund, LLC
              (LOC - Wells Fargo Bank, N.A.)                               0.23               2/01/2012        10,925
                                                                                                           ----------

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            BROADCASTING (0.1%)
  $ 3,200   New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)               0.40%             10/01/2021    $    3,200
                                                                                                           ----------
            BUILDING PRODUCTS (1.3%)
    4,170   Cornell Iron Works, Inc. (LOC - Bank of America, N.A.)         0.28               4/01/2019         4,170
    2,020   Haas Door Co., Inc. (LOC - PNC Bank, N.A.)                     0.38               6/01/2030         2,020
   13,660   Janus Investment, LLC (LOC - Regions Bank)                     1.40               8/01/2032        13,660
    4,000   Manhattan IDB (LOC - Harris, N.A.)                             0.36               4/01/2028         4,000
    7,985   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)               0.28              11/01/2020         7,985
    3,200   Pinellas County IDA (LOC - RBC Bank (USA))                     0.50               5/01/2027         3,200
      990   Schmitz Ready Mix, Inc. (LOC - U.S. Bank, N.A.)                0.38               4/01/2046           990
   27,150   Union County (LOC - SunTrust Bank)                             0.35              10/01/2027        27,150
    4,865   Volusia County IDA (LOC - RBC Bank (USA))                      0.50               4/01/2024         4,865
   10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)                0.32              12/01/2031        10,000
                                                                                                           ----------
                                                                                                               78,040
                                                                                                           ----------
            BUILDINGS (0.6%)
   19,400   Aquarium Parking Deck, LLC
              (LOC - Federal Home Loan Bank of Atlanta)                    0.22               4/01/2020        19,400
    8,390   Baltimore (LOC - Bank of America, N.A.)                        0.21               7/01/2032         8,390
    3,095   Irondale Public Building Auth.
              (LOC - Allied Irish Banks plc)                               1.70              10/01/2035         3,095
    3,865   Security Partners, LP (LOC - Wells Fargo Bank, N.A.)           0.28               3/15/2012         3,865
                                                                                                           ----------
                                                                                                               34,750
                                                                                                           ----------
            CASINOS & GAMING (1.3%)
   65,700   Santa Rosa Rancheria Tachi Yokut Tribe
              (LOC - JPMorgan Chase Bank, N.A.)                            0.25               9/01/2019        65,700
    9,000   Strategic Fund (LOC - Deutsche Bank Trust Co.)                 0.27               3/01/2039         9,000
                                                                                                           ----------
                                                                                                               74,700
                                                                                                           ----------
            COMMERCIAL PRINTING (0.2%)
    3,477   Fairway, LLC (LOC - U.S. Bank, N.A.)                           1.00              12/01/2023         3,477
    2,575   John E. Staten Properties, Inc.
              (LOC - PNC Bank, N.A.)                                       0.38              10/01/2021         2,575
    4,050   South Carolina Jobs EDA
              (LOC - Wachovia Bank, N.A.)                                  0.38               4/01/2033         4,050
                                                                                                           ----------
                                                                                                               10,102
                                                                                                           ----------
            COMMODITY CHEMICALS (0.1%)
    3,580   BleachTech, LLC (LOC - PNC Bank, N.A.)                         0.28              11/01/2035         3,580
                                                                                                           ----------
            COMMUNICATIONS EQUIPMENT (0.6%)
   35,500   Utah Telecommunication Open Infrastructure Agency
              (LOC - Federal Home Loan Bank of Cincinnati)                 0.33               6/01/2040        35,500
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            COMMUNITY SERVICE (0.5%)
  $15,950   Alexandria IDA (LOC - SunTrust Bank)                           0.35%             10/01/2023    $   15,950
    6,530   Miami-Dade County IDA (LOC - Federal Home
              Loan Bank of Atlanta)                                        0.22               5/01/2028         6,530
    7,320   Toledo Lucas County Port Auth.
              (LOC - Fifth Third Bank)                                     0.51               9/01/2019         7,320
                                                                                                           ----------
                                                                                                               29,800
                                                                                                           ----------
            CONSTRUCTION & ENGINEERING (0.4%)
   15,980   Boland Holdings, LLC (LOC - PNC Bank, N.A.)                    0.28              12/01/2039        15,980
    8,100   Liliha Parking Co., LP (LOC - First Hawaiian Bank)             1.00               8/01/2024         8,100
                                                                                                           ----------
                                                                                                               24,080
                                                                                                           ----------
            CONSTRUCTION MATERIALS (0.1%)
    3,215   DiGeronimo Aggregates, LLC (LOC - PNC Bank, N.A.)              0.28               1/01/2015         3,215
    2,700   Lee County IDA (LOC - SunTrust Bank)                           0.91               4/01/2017         2,700
                                                                                                           ----------
                                                                                                                5,915
                                                                                                           ----------
            DIVERSIFIED METALS & MINING (0.1%)
    1,850   Lancaster IDA (LOC - Fulton Bank)                              2.30               1/01/2015         1,850
    1,730   Lancaster IDA (LOC - Fulton Bank)                              2.30               1/01/2027         1,730
                                                                                                           ----------
                                                                                                                3,580
                                                                                                           ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (5.1%)
    9,270   2880 Stevens Creek, LLC (LOC - Bank of the West)               0.30              11/01/2033         9,270
    6,925   A & M Associates (LOC - Wells Fargo Bank, N.A.)                0.28               3/01/2017         6,925
   26,505   CHF-Elon, LLC (LOC - Regions Bank)                             1.50               6/01/2035        26,505
    5,275   Colonial Interstate Investments, LLC
              (LOC - Regions Bank)                                         1.50               6/01/2032         5,275
    6,929   Cornerstone Funding Corp. I (LOC - SunTrust Bank)              3.89               1/01/2012         6,929
    8,856   Cornerstone Funding Corp. I
              (LOC - RBS Citizens, N.A.)                                   3.94               8/01/2031         8,856
    5,195   Dennis E. Eash and Florida O. Eash
              (LOC - Hancock Bank)                                         1.75               4/01/2025         5,195
    4,200   Douglas County Dev. Auth.
              (LOC - Wells Fargo Bank, N.A.)                               0.28              12/01/2014         4,200
    6,150   Fiore Capital, LLC (LOC - Federal Home
              Loan Bank of Chicago)                                        0.28               8/01/2045         6,150
    7,000   Fiore Capital, LLC (LOC - Federal Home Loan
              Bank of Chicago)                                             0.28               8/01/2045         7,000
    2,300   Houston County IDA (LOC - Wachovia Bank, N.A.)                 0.28               8/01/2012         2,300
      955   JCM Properties, LP (LOC - PNC Bank, N.A.)                      0.43               4/01/2013           955
    3,200   Los Lunas (LOC - Wells Fargo Bank, N.A.)                       0.28               2/01/2025         3,200
    4,130   New Plaza Management, LLC
              (LOC - U.S. Bank, N.A.)                                      0.28               2/01/2024         4,130

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $90,485   New York City Housing Dev. Corp.
              (LOC - Landesbank Hessen-Thuringen)                          0.35%              6/01/2039    $   90,485
   18,105   NPJ Properties, LP (LOC - Manufacturers &
             Traders Trust Co.)                                            0.91               2/01/2027        18,105
   31,095   Paca-Pratt Associates, Inc.
              (LOC - Manufacturers & Traders Trust Co.)                    0.91               1/01/2038        31,095
    4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)                  0.28              12/01/2033         4,900
   19,165   SF Tarns, LLC (LOC - Bank of America, N.A.)                    0.25              12/01/2025        19,165
    5,600   Stice-Hill Holding, LC (LOC - Hancock
              Bank of Louisiana)                                           0.43              12/01/2023         5,600
   19,630   Stobro Co., LP (LOC - Fulton Bank)                             2.30               1/01/2032        19,630
   16,300   Woerner Holdings, Inc.
              (LOC - Wachovia Bank, N.A.)                                  0.23               7/01/2033        16,300
                                                                                                           ----------
                                                                                                              302,170
                                                                                                           ----------
            EDUCATION (3.4%)
    3,870   Allegheny County Higher Education Building Auth.
              (LOC - PNC Bank, N.A.)                                       0.25               3/01/2038         3,870
    8,815   Calvin College (LOC - JPMorgan Chase Bank, N.A.)               0.25              10/01/2037         8,815
   13,435   Indiana Finance Auth. (LOC - Key Bank, N.A.)                   0.34               7/01/2036        13,435
    9,530   Iowa Higher Education Loan Auth.
              (LOC - Allied Irish Banks plc)                               0.33              10/01/2033         9,530
    1,245   Massachusetts Dev. Finance Agency
              (LOC - JPMorgan Chase Bank, N.A.)                            0.23              10/01/2012         1,245
    9,000   Massachusetts Dev. Finance Agency
              (LOC - Sovereign Bank)                                       0.23               1/01/2037         9,000
   16,100   Massachusetts Dev. Finance Agency
              (LOC - RBS Citizens, N.A.)                                   0.22               7/01/2043        16,100
   10,000   Massachusetts Dev. Finance Agency
              (LOC - RBS Citizens, N.A.)                                   0.55               7/01/2043        10,000
   16,705   Michigan Higher Education Facilities Auth.
              (LOC - PNC Bank, N.A.)                                       0.19               4/01/2032        16,705
    4,695   Minnesota Higher Education Facilities Auth.
              (LOC - U.S. Bank, N.A.)                                      0.28               4/01/2027         4,695
    8,135   Oklahoma City Industrial & Cultural Facilities Trust
              (LOC - Bank of America, N.A.)                                0.25               9/15/2016         8,135
    6,225   Pittsburgh Technical Institute, Inc.
              (LOC - Wells Fargo Bank, N.A.)                               0.28              10/01/2015         6,225
    3,960   Rockland County IDA (LOC - TD Bank, N.A.)                      0.23               5/01/2034         3,960
    6,225   San Diego County (LOC - Comerica Bank, N.A.)                   0.20               1/01/2023         6,225
    1,700   Shelby County Health, Educational, and
              Housing Facility Board (LOC - SunTrust Bank)                 0.27               7/01/2026         1,700
    3,410   Summit School (LOC - RBS Citizens, N.A.)                       1.00               7/01/2027         3,410

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $40,290   Tompkins County IDA (LOC - HSBC Bank USA)                      0.19%              7/01/2026    $   40,290
   11,915   Univ. of Cincinnati (LOC - Bayerische Landesbank)              0.52               6/01/2034        11,915
   15,695   Washington State Housing Finance Commission
              (LOC - Bank of America, N.A.)                                0.21               7/01/2036        15,695
    6,200   Wisconsin Health and Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                               0.33              11/01/2017         6,200
                                                                                                           ----------
                                                                                                              197,150
                                                                                                           ----------
            EDUCATION SERVICES (4.1%)
    6,690   Berkeley Realty Co., LLC
              (LOC - Wachovia Bank, N.A.)                                  0.28               9/01/2021         6,690
    5,700   California Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                               1.90              12/01/2028         5,700
   24,060   Catholic Univ. of America (LOC - Federal
              Home Loan Bank of Atlanta)                                   0.38               4/01/2034        24,060
    4,245   Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)                0.28               2/01/2033         4,245
    3,829   Cornerstone Funding Corp. I
              (LOC - Comerica Bank, N.A.)                                  3.64              11/01/2023         3,829
    8,753   Cornerstone Funding Corp. I
              (LOC - TD Bank, N.A.)                                        2.14               1/01/2025         8,753
   26,120   Dominican Sisters (LOC - Fifth Third Bank)                     0.69              10/01/2023        26,120
    3,155   Educational Management Corp.
              (LOC - Wells Fargo Bank, N.A.)                               0.28               5/01/2023         3,155
   11,915   Frisch School (LOC - Banco Santander)                          0.25               5/01/2036        11,915
    1,645   Glendale IDA (LOC - Bank of New York Mellon)                   0.15               7/01/2035         1,645
    2,015   Grove City Church of the Nazarene
              (LOC - PNC Bank, N.A.)                                       0.38               2/01/2024         2,015
   15,955   Indiana Educational Facilities Auth.
              (LOC - RBS Citizens, N.A.)                                   0.75              10/01/2029        15,955
    9,765   Loganville Christian Academy, Inc.
              (LOC - Key Bank, N.A.)                                       0.55               6/01/2038         9,765
    5,750   Massachusetts Dev. Finance Agency
              (LOC - TD Bank, N.A.)                                        0.25               3/01/2039         5,750
   27,000   Mesivta Yeshiva Rabbi Chaim Berlin
              (LOC - Allied Irish Banks plc)                               1.23              11/01/2035        27,000
    3,075   Praise Tabernacle Outreach & Family Worship Center
              (LOC - Comerica Bank, N.A.)                                  0.38               6/03/2024         3,075
    6,300   Rhode Island EDC (LOC - RBS Citizens, N.A.)                    0.55               3/01/2038         6,300
    9,425   Roman Catholic Diocese of Charlotte
              (LOC - Wachovia Bank, N.A.)                                  0.28               5/01/2014         9,425
    3,240   Roman Catholic Diocese of Houma-Thibodaux
              (LOC - Allied Irish Banks plc)                               2.13              12/01/2037         3,240
   10,590   Sabri Arac (LOC - Wells Fargo Bank, N.A.)                      0.23              10/01/2035        10,590

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $11,180   Saddleback Valley Community Church
              (LOC - Federal Home Loan Bank of San Francisco)              0.22%             11/01/2038    $   11,180
   10,895   St. James United Methodist Church
              (LOC - Regions Bank)                                         1.40               5/01/2037        10,895
    2,950   St. Louis County IDA (LOC - Fifth Third Bank)                  0.39               9/01/2038         2,950
    4,910   Summit School (LOC - U.S. Bank, N.A.)                          0.70               2/01/2019         4,910
    5,025   Wilmington (LOC - Allied Irish Banks plc)                      0.45               7/01/2031         5,025
   12,520   World Wildlife Fund, Inc.
              (LOC - JPMorgan Chase Bank, N.A.)                            0.26               7/01/2030        12,520
    5,625   Yamhill County (LOC - Bank of America, N.A.)                   0.25              10/01/2020         5,625
                                                                                                           ----------
                                                                                                              242,332
                                                                                                           ----------
            ELECTRIC UTILITIES (3.1%)
   55,000   Brazos River Auth. (LOC - Citibank, N.A.)                      0.27              12/01/2036        55,000
    5,985   Converse County                                                2.00              12/01/2020         5,985
   37,300   Garfield County Industrial Auth.                               0.40               1/01/2025        37,300
    7,700   Indiana Dev. Finance Auth.                                     0.35              12/01/2038         7,700
   13,300   Indiana Dev. Finance Auth.                                     0.45              12/01/2038        13,300
   30,400   Jacksonville                                                   0.18               5/01/2029        30,400
   30,000   West Jefferson IDB                                             0.27               6/01/2028        30,000
                                                                                                           ----------
                                                                                                              179,685
                                                                                                           ----------
            ELECTRIC/GAS UTILITIES (0.2%)
    5,885   Anaheim Public Financing Auth. (INS)(LIQ)(b)                   0.19               4/01/2013         5,885
    5,000   M-S-R Public Power Agency
              (LOC - Dexia Credit Local)                                   0.30               7/01/2020         5,000
                                                                                                           ----------
                                                                                                               10,885
                                                                                                           ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    5,180   Albuquerque (LOC - Wells Fargo Bank, N.A.)                     0.28               8/01/2025         5,180
                                                                                                           ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    2,885   Putnam County IDA (LOC - RBS Citizens, N.A.)                   0.80               7/01/2032         2,885
                                                                                                           ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   13,600   Miami-Dade County IDA
              (LOC - JPMorgan Chase Bank, N.A.)                            0.20               9/01/2027        13,600
                                                                                                           ----------
            ESCROWED BONDS (0.2%)
    5,000   California State (LIQ)(b)                                      0.21              12/01/2030         5,000
    8,500   California State (LIQ)(b)                                      0.21              12/01/2030         8,500
                                                                                                           ----------
                                                                                                               13,500
                                                                                                           ----------
            FOOD DISTRIBUTORS (0.2%)
    7,613   KFDT, LP (LOC - Fifth Third Bank)                              0.81               3/01/2035         7,613
    3,515   REG Properties, LLC (LOC - PNC Bank, N.A.)                     0.28               4/01/2035         3,515
                                                                                                           ----------
                                                                                                               11,128
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            FOOD RETAIL (0.2%)
  $ 3,415   Food Supply, Inc. (LOC - SunTrust Bank)                        0.35%              5/01/2024    $    3,415
    9,000   Saubels Market, Inc. (LOC - Fulton Bank)                       2.30               5/01/2034         9,000
                                                                                                           ----------
                                                                                                               12,415
                                                                                                           ----------
            FOREST PRODUCTS (0.1%)
      951   Chenango County IDA (LOC - Citizens
              Bank of Pennsylvania)                                        2.50              12/01/2020           951
    6,320   Rex Lumber, LLC (LOC - Federal
              Home Loan Bank of Dallas)                                    0.30               2/01/2022         6,320
                                                                                                           ----------
                                                                                                                7,271
                                                                                                           ----------
            GAS UTILITIES (0.6%)
   36,000   Summit Utilities, Inc.
              (LOC - JPMorgan Chase Bank, N.A.)                            0.63               4/01/2038        36,000
                                                                                                           ----------
            GENERAL MERCHANDISE STORES (0.2%)
   11,850   Marion EDA (LOC - Key Bank, N.A.)                              0.95               2/01/2035        11,850
                                                                                                           ----------
            GENERAL OBLIGATION (3.9%)
    7,500   Bridgeview (LOC - Northern Trust Co.)                          0.23              12/01/2038         7,500
    7,500   Bridgeview (LOC - Harris, N.A.)                                0.33              12/01/2038         7,500
    9,100   Butler County (INS)(LIQ)                                       0.28              10/01/2017         9,100
   14,700   California State (LIQ)(LOC - Dexia Credit Local)(b)            0.23               8/01/2032        14,700
   12,750   Covington (LOC - U.S. Bank, N.A.)                              0.70              12/01/2029        12,750
   13,865   Fiddler's Business Improvement District
              (LOC - Key Bank, N.A.)                                       0.60              12/01/2037        13,865
   25,000   Fiddler's Business Improvement District
              (LOC - Key Bank, N.A.)                                       0.34              12/01/2038        25,000
   35,045   Michigan Charter Township of Commerce
              (LOC - RBS Citizens, N.A.)                                   3.00              10/01/2034        35,045
   12,025   Oakland County Charter Township of
              Commerce (LIQ)                                               2.00              10/01/2018        12,025
   93,700   Southern Ute Indian Tribe(b)                                   0.55               1/01/2027        93,700
                                                                                                           ----------
                                                                                                              231,185
                                                                                                           ----------
            HEALTH CARE EQUIPMENT (0.1%)
    3,365   Rawcar Group, LLC (LOC - PNC Bank, N.A.)                       0.28               4/01/2036         3,365
                                                                                                           ----------
            HEALTH CARE FACILITIES (8.9%)
    8,550   Baptist Medical Plaza Associates
              (LOC - KBC Bank, N.V.)                                       1.00               6/01/2017         8,550
    4,000   Bayfront Regional Dev. Auth.
              (LOC - PNC Bank, N.A.)                                       0.23              11/01/2027         4,000
   13,815   Bronson Lifestyle Improvement &
              Research Center (LOC - Fifth Third Bank)                     1.00               9/01/2030        13,815

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $ 7,925   California Statewide Communities Dev. Auth.
              (LOC - Allied Irish Banks plc)                               3.00%             11/15/2042    $    7,925
   14,585   Chestnut Hill Benevolent Association
               (LOC - TD Bank, N.A.)                                       0.31               2/01/2035        14,585
    3,350   Christopher Place Management, LLC
              (LOC - Fifth Third Bank)                                     1.99               5/01/2030         3,350
   19,450   Cleveland-Cuyahoga County (LOC - Key Bank, N.A.)               0.60               1/01/2037        19,450
   10,810   Clinic Investment, LP (LOC - PNC Bank, N.A.)                   0.28               6/01/2015        10,810
    3,010   Columbia County IDA (LOC - Key Bank, N.A.)                     1.00               7/01/2027         3,010
    3,340   Community Behavioral Healthcare Cooperative
              of Pennsylvania (LOC - Fulton Bank)                          2.30               9/01/2027         3,340
    1,875   District of Columbia (LOC - Manufacturers &
              Traders Trust Co.)                                           0.91               7/01/2032         1,875
    2,430   Doctors Park, LLP (LOC - U.S. Bank, N.A.)                      0.36               8/01/2047         2,430
    8,300   Dome Corp. (LOC - Wachovia Bank, N.A.)                         0.28               8/31/2016         8,300
    4,665   Duchesne County (LOC - JPMorgan Chase
              Bank, N.A.)                                                  0.31               8/01/2024         4,665
    5,005   Dunn Nursing Home, Inc. (LOC - Federal
              Home Loan Bank of Atlanta)                                   0.30               2/01/2024         5,005
    3,145   Genoa Medical Dev., LLC (LOC - Fifth Third Bank)               0.69              12/01/2045         3,145
    5,100   Guilford Capital, LLC (LOC - Regions Bank)                     1.50               8/01/2022         5,100
    5,570   Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)               0.28               7/01/2030         5,570
   15,320   Healthcare Network Properties, LLC
              (LOC - PNC Bank, N.A.)                                       0.25               1/01/2029        15,320
   22,175   Healthcare Property Group, LLC
              (LOC - SunTrust Bank)                                        0.35              12/01/2030        22,175
    7,895   Heart Center Cascades (LOC - Key Bank, N.A.)                   0.95              12/01/2036         7,895
    5,810   Heart Property, LLC (LOC - PNC Bank, N.A.)                     0.28               7/01/2026         5,810
    5,545   IHA Capital Dev., LLC (LOC - Fifth Third Bank)                 0.69               6/01/2053         5,545
   16,560   Illinois Finance Auth. (LOC - Bank of America, N.A.)           0.25              12/01/2034        16,560
    6,940   Indiana Health and Educational Facility
              Financing Auth. (LOC - Fifth Third Bank)                     0.69               9/01/2036         6,940
    8,005   Jackson 2000, LLC (LOC - Key Bank, N.A.)                       0.95               6/01/2049         8,005
    2,500   Labcon North America (LOC - Bank of the West)                  0.40               1/01/2040         2,500
    6,075   Louisiana Public Facilities Auth.
              (LOC - Capital One, N.A.)                                    1.48               7/01/2028         6,075
   14,785   Massachusetts Dev. Finance Agency
              (LOC - Sovereign Bank)                                       0.15              11/01/2042        14,785
    3,710   MCE MOB IV, LP (LOC - PNC Bank, N.A.)                          0.25               8/01/2022         3,710
    7,770   Medical Properties Investment Co. - Walker, LLC
              (LOC - Fifth Third Bank)                                     0.69              11/01/2035         7,770
    6,100   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)                    0.25               8/01/2030         6,100
    7,240   Medina County (LOC - PNC Bank, N.A.)                           0.25               8/01/2037         7,240

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $13,570   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)                    1.75%             11/01/2035    $   13,570
    3,405   New Hampshire Health and Education Facilities Auth.
              (LOC - Allied Irish Banks plc)                               1.23               7/01/2035         3,405
   14,715   New Tristate Ventures, LLC (LOC - Fifth Third Bank)            0.69               5/01/2026        14,715
    3,405   Ohio Presbyterian Retirement Services
              (LOC - PNC Bank, N.A.)                                       0.28               7/01/2033         3,405
    5,430   Onondaga County IDA (LOC - Key Bank, N.A.)                     1.00               1/01/2023         5,430
   18,485   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)                    0.25              12/01/2037        18,485
   21,065   OSS Realty Co. (LOC - Federal Home Loan
              Bank of Pittsburgh)(b)                                       0.30               9/01/2034        21,065
    6,100   PCP Investors, LLC (LOC - Wells Fargo Bank, N.A.)              0.28              12/01/2024         6,100
   21,800   Polk County IDA (LOC - Bank of America, N.A.)                  0.25              12/01/2018        21,800
    4,120   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.33               8/01/2037         4,120
    3,200   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.33               8/01/2037         3,200
    4,950   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.33               8/01/2037         4,950
    7,110   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.33               8/01/2037         7,110
   24,750   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.33               8/01/2037        24,750
    2,300   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.33               8/01/2037         2,300
    1,700   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.33               8/01/2037         1,700
    2,725   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.33               8/01/2037         2,725
    5,180   Rush Medical Foundation (LOC - U.S. Bank, N.A.)                0.26              12/01/2031         5,180
    9,805   San Juan Regional Medical Center, Inc.
              (LOC - Bank of Nova Scotia)                                  0.35               6/01/2037         9,805
    9,975   Smith of Georgia, LLC (LOC - Fifth Third Bank)                 0.81              12/01/2024         9,975
    7,000   South Shore Medical Dev. (LOC - Fifth Third Bank)              0.81              10/01/2037         7,000
   10,015   St. Johns County lDA (LOC - Allied Irish Banks plc)            2.25               8/01/2034        10,015
    8,685   Sumner Medical Plaza, LLC (LOC - Fifth Third Bank)             0.81              10/01/2010         8,685
    3,150   Surgery Center Financing Corp.
              (LOC - PNC Bank, N.A.)                                       0.28               4/01/2020         3,150
   16,405   Tack Capital Co. (LOC - Wachovia Bank, N.A.)                   0.23               6/01/2031        16,405
   14,270   Trinitas Hospital (LOC - Wachovia Bank, N.A.)                  0.23               7/01/2035        14,270
    1,865   United Church Homes, Inc.
              (LOC - Allied Irish Banks plc)                               3.00               9/01/2027         1,865
   13,960   West Park Hospital Medical Facilities Foundation
              (LOC - Key Bank, N.A.)                                       2.00               6/01/2033        13,960

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $ 3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)                 0.28%             12/01/2014    $    3,400
                                                                                                           ----------
                                                                                                              523,895
                                                                                                           ----------
            HEALTH CARE SERVICES (0.3%)
   10,045   Central Ohio Medical Textiles (LOC - PNC Bank, N.A.)           0.25               3/01/2023        10,045
    8,345   Kaneville Road Joint Venture
              (LOC - Federal Home Loan Bank of Chicago)                    0.38              11/01/2032         8,345
                                                                                                           ----------
                                                                                                               18,390
                                                                                                           ----------
            HEALTH MISCELLANEOUS (0.5%)
   21,535   Everett Clinic P.S. (LOC - Bank of America, N.A.)              0.31               5/01/2027        21,535
    5,565   Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)          0.39               8/01/2023         5,565
                                                                                                           ----------
                                                                                                               27,100
                                                                                                           ----------
            HEAVY ELECTRICAL EQUIPMENT (0.2%)
    9,570   Mississippi Business Finance Corp.
              (LOC - Regions Bank)                                         1.75              10/01/2018         9,570
                                                                                                           ----------
            HOME FURNISHINGS (0.1%)
    4,940   Caddo Parish IDB (LOC - Capital One, N.A.)                     0.40               7/01/2024         4,940
    1,970   Maryland EDC (LOC - Manufacturers &
              Traders Trust Co.)                                           0.91               8/01/2016         1,970
                                                                                                           ----------
                                                                                                                6,910
                                                                                                           ----------
            HOME IMPROVEMENT RETAIL (0.3%)
    7,905   Brookhaven, IDA (LOC - Capital One, N.A.)                      1.23               1/01/2025         7,905
   11,750   Savannah EDA (LOC - SunTrust Bank)                             0.40               8/01/2025        11,750
                                                                                                           ----------
                                                                                                               19,655
                                                                                                           ----------
            HOSPITAL (7.0%)
    4,125   Adventist Health System West
              (LOC - Wells Fargo Bank, N.A.)                               0.28               9/01/2016         4,125
    2,265   Chesterfield County EDA (INS)(LIQ)                             0.23              11/01/2042         2,265
    3,100   Clarke County IDA (INS)(LIQ)                                   0.18               1/01/2030         3,100
    3,605   Fayette County (LOC - PNC Bank, N.A.)                          0.25               8/01/2023         3,605
    8,550   Floyd County (LOC - JPMorgan Chase Bank, N.A.)                 0.49              12/01/2020         8,550
   11,030   Harrison County Health Facilities Dev. Corp.
              (LOC - Regions Bank)                                         0.65               4/01/2026        11,030
   14,000   Highlands County Health Facilities Auth.
              (LOC - Federal Home Loan Bank of Atlanta)                    0.16              11/15/2026        14,000
   17,390   Highlands County Health Facilities Auth.
              (LOC - Federal Home Loan Bank of Atlanta)                    0.16              11/15/2026        17,390
   37,500   Highlands County Health Facilities Auth.
              (LOC - Federal Home Loan Bank of Atlanta)                    0.16              11/15/2034        37,500
   25,000   Illinois Finance Auth. (LOC - RBS Citizens, N.A.)              0.50               4/01/2041        25,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $11,300   Indiana Health Facility Financing Auth.
              (LOC - Bank of America, N.A.)                                0.28%              1/01/2019    $   11,300
   37,525   Indiana Health Facility Financing Auth. (INS)(LIQ)             0.38               3/01/2033        37,525
   45,000   Indiana Health Facility Financing Auth. (INS)(LIQ)             0.40               3/01/2033        45,000
   95,180   Johnson City Health and Educational Facilities Board
              (LOC - Regions Bank)                                         1.45               7/01/2033        95,180
   38,550   Minnesota Agricultural and EDB (INS)(LIQ)                      0.22               2/15/2017        38,550
   57,000   Montgomery County (INS)(LIQ)                                   0.21               8/01/2047        57,000
      500   Richland County (LOC - Allied Irish Banks plc)                 3.23               1/01/2032           500
                                                                                                           ----------
                                                                                                              411,620
                                                                                                           ----------
            HOTELS, RESORTS, & CRUISE LINES (0.6%)
    5,100   Albany-Dougherty Inner City EDA
              (LOC - SunTrust Bank)                                        2.00              11/01/2023         5,100
    7,065   Alprion, LLC (LOC - Federal Home
              Loan Bank of Topeka)                                         0.26              10/01/2034         7,065
    2,645   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)                   0.31              12/01/2028         2,645
   13,550   Forward Corp. (LOC - Fifth Third Bank)                         0.69              12/01/2030        13,550
    4,600   Massachusetts Port Auth. (LOC - Royal
              Bank of Scotland plc)                                        0.27               3/01/2018         4,600
                                                                                                           ----------
                                                                                                               32,960
                                                                                                           ----------
            HOUSEHOLD APPLIANCES (0.3%)
   14,885   Mississippi Business Finance Corp.
              (LOC - Wells Fargo Bank, N.A.)                               1.00               6/01/2015        14,885
                                                                                                           ----------
            INDUSTRIAL MACHINERY (0.3%)
    6,760   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)               0.28               5/01/2021         6,760
    3,365   Boone County (LOC - Fifth Third Bank)                          0.62               7/01/2026         3,365
    4,935   Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)              0.28              11/01/2012         4,935
    3,300   Strategic Fund Ltd. (LOC - Fifth Third Bank)                   0.62               3/01/2023         3,300
                                                                                                           ----------
                                                                                                               18,360
                                                                                                           ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   11,585   South Central Communications Corp.
              (LOC - Fifth Third Bank)                                     0.69               4/01/2018        11,585
                                                                                                           ----------
            LEISURE FACILITIES (1.8%)
    6,110   Cattail Creek Country Club, Inc.
              (LOC - Manufacturers & Traders Trust Co.)                    0.91               3/01/2031         6,110
    3,800   Healthtrack Sports & Wellness, LP
              (LOC - JPMorgan Chase Bank, N.A.)                            0.28               2/15/2027         3,800
    6,385   Old South Country Club, Inc.
              (LOC - Manufacturers & Traders Trust Co.)                    0.91              12/01/2031         6,385

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $13,670   TP Racing, LLP (LOC - JPMorgan Chase Bank, N.A.)               0.25%              6/01/2030    $   13,670
   75,000   Twins Ballpark, LLC (INS)(LIQ)(LIQ)(b)                         0.95              10/01/2034        75,000
                                                                                                           ----------
                                                                                                              104,965
                                                                                                           ----------
            LEISURE PRODUCTS (0.4%)
    9,325   Fun Entertainment, LLC (LOC - Wachovia Bank, N.A.)             0.28               1/01/2025         9,325
    6,000   Monroe County IDB (LOC - SunTrust Bank)                        0.40               1/01/2021         6,000
    3,190   Rhode Island Industrial Facilities Corp.
              (LOC - RBS Citizens, N.A.)                                   0.55               2/01/2021         3,190
    6,310   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)                  1.00               6/01/2033         6,310
                                                                                                           ----------
                                                                                                               24,825
                                                                                                           ----------
            LIFE & HEALTH INSURANCE (0.0%)
    1,850   Ronald Ray Irrevocable Life Insurance Trust
              (LOC - Federal Home Loan Bank of Atlanta)                    0.30               8/01/2022         1,850
                                                                                                           ----------
            MARINE (0.1%)
    7,120   Washington Economic Dev. Finance Auth.
              (LOC - Key Bank, N.A.)                                       3.00               3/01/2037         7,120
                                                                                                           ----------
            MISCELLANEOUS (0.0%)
    2,150   Donaldsonville IDB (LOC - Regions Bank)                        4.20               4/01/2023         2,150
                                                                                                           ----------
            MULTI-UTILITIES (0.1%)
    6,100   Sempra Energy ESOP & Trust (NBGA)(b)                           1.20              11/01/2014         6,100
                                                                                                           ----------
            MULTIFAMILY HOUSING (2.5%)
    8,430   Alabama Housing Finance Auth.
              (LOC - U.S. Bank, N.A.)                                      0.24               4/01/2037         8,430
   19,975   California Statewide Communities
              (LOC - Bank of America, N.A.)                                0.25               4/01/2042        19,975
   55,330   Housing Finance Commission
              (LOC - HSH Nordbank A.G.)                                    0.30               3/01/2036        55,330
   12,500   Independence Place Fort Campbell Patriots, LLC
              (LOC - Bank of America, N.A.)                                0.25               1/01/2040        12,500
   15,746   Massachusetts Housing Finance Agency
              (LOC - JPMorgan Chase Bank, N.A.)                            0.25               6/01/2037        15,746
   26,670   Osprey Property Co., LLC
              (LOC - Wells Fargo Bank, N.A.)                               0.23               9/01/2033        26,670
    3,500   Provence, LLC (LOC - Bank of America, N.A.)                    0.50               9/01/2037         3,500
    2,530   Pulaski County Public Facilities Board
              (LOC - Regions Bank)                                         0.80               6/01/2042         2,530
                                                                                                           ----------
                                                                                                              144,681
                                                                                                           ----------
            MUNICIPAL FINANCE (0.5%)
   29,105   Sunshine State Governmental Financing Commission
              (LOC - Dexia Credit Local)                                   0.23               7/01/2016        29,105
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            NURSING/CCRC (1.7%)
  $ 4,900   Bucks County IDA (LOC - Citizens
              Bank of Pennsylvania)                                        0.35%              1/01/2037    $    4,900
    5,425   Erie County IDA (LOC - Sovereign Bank)                         0.40              11/15/2036         5,425
    8,090   Illinois Finance Auth. (LOC - Sovereign Bank)                  0.18               5/15/2031         8,090
    3,480   Indiana Finance Auth. (LOC - Federal Home Loan
              Bank of Indiana)                                             0.60               7/01/2029         3,480
    5,305   Lancaster County Hospital Auth.
              (LOC - Allied Irish Banks plc)                               0.50               7/01/2030         5,305
    1,200   Lynchburg Redevelopment & Housing Auth.
              (LOC - Manufacturers & Traders Trust Co.)                    0.91              12/01/2034         1,200
   34,405   Moon IDA (LOC - Bank of Scotland)                              0.21               7/01/2038        34,405
    9,480   Multnomah County (LOC - Bank of Scotland)                      1.20              10/01/2047         9,480
   15,105   Nassau County IDA (LOC - Bank of America, N.A.)                0.17               1/01/2028        15,105
    1,465   Roanoke County EDA
              (LOC - Branch Banking & Trust Co.)                           1.48              10/01/2028         1,465
    8,885   Schenectady County IDA (LOC - RBS Citizens, N.A.)              1.00               2/01/2037         8,885
    3,800   Washington State Housing Finance Commission
              (LOC - Bank of America, N.A.)                                0.28               7/01/2041         3,800
                                                                                                           ----------
                                                                                                              101,540
                                                                                                           ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   15,000   Mortgage Bankers Association of America
              (LOC - PNC Bank, N.A.)                                       0.23               5/01/2038        15,000
                                                                                                           ----------
            PACKAGED FOODS & MEAT (0.6%)
    4,485   Brewster Dairy, Inc. (LOC - BMO Bank of Montreal)              0.28               4/03/2023         4,485
    3,115   Lancaster IDA (LOC - Fulton Bank)                              2.30               6/01/2027         3,115
    2,900   Las Cruces IDB (LOC - Wells Fargo Bank, N.A.)                  0.23              12/01/2018         2,900
    3,040   Laurel County (LOC - Fifth Third Bank)                         0.89               3/01/2015         3,040
    5,775   Laurel County (LOC - Wells Fargo Bank, N.A.)                   0.28               5/01/2033         5,775
    5,885   South Carolina Jobs EDA (LOC - Regions Bank)                   0.80               2/01/2016         5,885
    7,380   St. Tammany Parish (LOC - Federal
              Home Loan Bank of Dallas)                                    0.28               7/01/2022         7,380
    2,625   York (LOC - RBS Citizens, N.A.)                                0.90               6/01/2019         2,625
                                                                                                           ----------
                                                                                                               35,205
                                                                                                           ----------
            PAPER PACKAGING (0.0%)
    2,240   Washington Finance EDA
              (LOC - Wells Fargo Bank, N.A.)                               0.28               4/01/2033         2,240
                                                                                                           ----------
            PAPER PRODUCTS (0.6%)
   16,500   Campbell County IDA (LOC - Bank of America, N.A.)              0.21              12/01/2019        16,500
   11,100   Fayette County (LOC - Bank of America, N.A.)                   0.26               5/01/2018        11,100

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $ 5,600   Willacoochee Dev. Auth. (LOC - Federal
              Home Loan Bank of Atlanta)                                   0.30%              5/01/2021    $    5,600
                                                                                                           ----------
                                                                                                               33,200
                                                                                                           ----------
            REAL ESTATE OPERATING COMPANIES (9.5%)
   13,505   411 Seventh Avenue Associates, LP
              (LOC - PNC Bank, N.A.)                                       0.28               1/01/2027        13,505
   49,105   ABAG Finance Auth. for Nonprofit Corp.
              (LIQ)(LOC - Citigroup, Inc.)(b)                              0.45               4/01/2011        49,105
    5,235   AIK Partners, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.25               2/01/2031         5,235
    2,265   Beaver Creek Enterprises, Inc.
              (LOC - PNC Bank, N.A.)                                       0.28               3/02/2020         2,265
    3,320   Cain Capital Investments, LLC
              (LOC - Federal Home Loan Bank of Cincinnati)                 0.39              10/01/2046         3,320
    2,050   Chicago (LOC - Bank of America, N.A.)                          0.29               3/01/2039         2,050
   32,670   Cobb County Housing Auth. (LIQ)
              (LOC - Citigroup, Inc.)(b)                                   0.45               6/01/2035        32,670
    8,750   Cobb County Housing Auth.
              (LOC - Federal Home Loan Bank of Atlanta)                    0.27              10/01/2035         8,750
    9,000   Contra Costa County (LOC - Bank of America, N.A.)              0.28               4/15/2046         9,000
   28,710   DeKalb County Housing Auth. (LIQ)
              (LOC - Citigroup, Inc.)(b)                                   0.45              11/07/2012        28,710
   10,500   Donegal Crossing Associates, LLC
              (LOC - Federal Home Loan Bank of Pittsburgh)                 0.38               8/15/2027        10,500
    7,520   East Hempfield IDA (LOC - Fulton Bank)                         2.10              10/15/2026         7,520
   16,690   Fairway Park Properties, LLC (LOC - PNC Bank, N.A.)            0.28              10/15/2026        16,690
   17,570   Florida Housing Finance Corp. (LOC - Key Bank, N.A.)           0.65               6/15/2036        17,570
    3,175   Fountains Apartments, LLC (LOC - Fifth Third Bank)             0.98               9/01/2036         3,175
    3,700   Franklin County (LOC - Fifth Third Bank)                       0.62               8/01/2035         3,700
   14,320   Ft. Northport, LLC (LOC - Regions Bank)                        1.50              12/01/2031        14,320
    1,750   Fulton County Housing Auth.
              (LOC - Federal Home Loan Bank of Atlanta)                    0.27               2/01/2041         1,750
    4,900   H&P Holdings, LLC (LOC - RBC Bank (USA))                       0.38               7/01/2026         4,900
    8,930   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)                  0.69              12/01/2023         8,930
    9,704   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)                  0.69              12/01/2044         9,704
    2,355   Hickory Creek Apartments, LLC
              (LOC - Fifth Third Bank)                                     0.98               9/01/2036         2,355
    5,545   Illinois Housing Dev. Auth.
              (LOC - Bank of America, N.A.)                                0.33               1/01/2034         5,545
    2,270   Islip IDA (LOC - Citibank, N.A.)                               0.60              11/01/2020         2,270
    5,750   JJB Properties, LLC (LOC - Federal
              Home Loan Bank of Dallas)                                    1.00               1/01/2036         5,750

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

  $ 4,650   Jungs Station & Timberlane Village Associates
              (LOC - Wachovia Bank, N.A.)                                  0.28%              9/01/2027    $    4,650
    5,680   Lodge Apartments Holdings, LLC
              (LOC - Wachovia Bank, N.A.)                                  0.28               3/01/2026         5,680
   15,155   Massachusetts Dev. Finance Agency
              (LOC - Bank of America, N.A.)
              (LOC - RBS Citizens, N.A.)                                   0.54               3/01/2034        15,155
   37,050   Massachusetts Dev. Finance Agency
              (LOC - Bayerische Landesbank)                                0.40              12/01/2040        37,050
    5,990   MB & B Holdings, LLC (LOC - Harris, N.A.)                      0.75               7/31/2034         5,990
   10,000   Nashville and Davidson County Health and
              Educational Facilities Board (LOC - Fifth Third Bank)        1.00               9/01/2036        10,000
   15,200   Net Magan, LLC (LOC - Wachovia Bank, N.A.)                     0.23               4/01/2026        15,200
    9,300   New York City Housing Dev. Corp.
              (LOC - Landesbank Hessen-Thuringen)                          0.35              12/01/2036         9,300
   36,175   New York City Housing Dev. Corp.
              (LOC - RBS Citizens, N.A.)                                   0.36               3/01/2048        36,175
   10,000   New York City Housing Dev. Corp.
              (LOC - RBS Citizens, N.A.)                                   0.39               3/01/2048        10,000
   11,970   Nick & Nat Properties, LLC (LOC - Fifth Third Bank)            0.69               5/01/2025        11,970
    5,375   Orange County Housing Finance Auth.
              (LOC - Compass Bank)                                         0.64               1/15/2040         5,375
    9,050   Orange County Housing Finance Auth.
              (LOC - Federal Home Loan Bank of Atlanta)                    0.27               8/15/2042         9,050
    8,660   Orange County Housing Finance Auth.
              (LOC - Federal Home Loan Bank of Atlanta)                    0.27               8/15/2042         8,660
    2,970   Richfield Technology Associates, LLC
              (LOC - U.S. Bank, N.A.)                                      0.28               4/01/2020         2,970
   10,690   Sacramento County Housing Auth.
              (LIQ)(LOC - Citigroup, Inc.)(b)                              0.45               7/05/2017        10,690
    5,255   Seattle Housing Auth. (LOC - Key Bank, N.A.)                   0.49               3/01/2039         5,255
    9,325   Shepherd Capital, LLC (LOC - Wachovia Bank, N.A.)              0.28              11/01/2052         9,325
   21,495   South Carolina Jobs EDA (LOC - SunTrust Bank)                  0.40              12/01/2035        21,495
    2,485   Spiller, LLC (LOC - RBC Bank (USA))                            0.38               6/01/2018         2,485
    7,520   Sugar Creek Finance Co., LLC (LOC - PNC Bank, N.A.)            0.28               6/01/2042         7,520
    6,962   TKBF, LLC (LOC - Fifth Third Bank)                             0.69               3/01/2108         6,962
   16,185   Trinity Funding, LLC (LOC - Fifth Third Bank)                  0.69               3/01/2036        16,185
    2,595   Univ. Ltd. Properties, LLC (LOC - RBC Bank (USA))              0.38               6/01/2026         2,595
   16,130   Willow Interests, LLC (LOC - Fifth Third Bank)                 0.81               4/01/2025        16,130
                                                                                                           ----------
                                                                                                              555,156
                                                                                                           ----------
            REAL ESTATE SERVICES (0.1%)
    4,500   District of Columbia (LOC - SunTrust Bank)                     0.40               4/01/2024         4,500
                                                                                                           ----------

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            REAL ESTATE TAX/FEE (0.1%)
  $ 6,000   Jasper, Morgan, Newton, & Walton County
              (LOC - Bank of America, N.A.)                                0.35%             12/01/2020    $    6,000
                                                                                                           ----------
            REGIONAL BANKS (0.3%)
   16,760   Bhavnani, LLC (LOC - Mellon 1st Business Bank, N.A.)           0.45               5/01/2038        16,760
                                                                                                           ----------
            REITs - DIVERSIFIED (0.1%)
    6,780   New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                          0.30               5/01/2042         6,780
                                                                                                           ----------
            RESEARCH & CONSULTING SERVICES (0.5%)
   28,925   Fuller Road Management Corp.
              (LOC - Key Bank, N.A.)                                       0.80               7/01/2037        28,925
                                                                                                           ----------
            SALES TAX (0.1%)
    7,620   Arista Metropolitan District (LOC - Compass Bank)              0.70              12/01/2030         7,620
                                                                                                           ----------
            SINGLE FAMILY HOUSING (0.6%)
    2,450   Montgomery County (NBGA)                                       0.25               7/01/2039         2,450
   34,750   Wisconsin Housing & EDA (NBGA)                                 0.27               9/01/2032        34,750
                                                                                                           ----------
                                                                                                               37,200
                                                                                                           ----------
            SOFT DRINKS (0.1%)
    4,500   Blackfoot IDC (LOC - Key Bank, N.A.)                           0.64              11/01/2027         4,500
                                                                                                           ----------
            SOLID WASTE DISPOSAL (0.8%)
   45,000   Pasco County (INS)(LIQ)                                        0.60              10/01/2020        45,000
                                                                                                           ----------
            SPECIAL ASSESSMENT/TAX/FEE (1.3%)
   17,540   Austin (LOC - Dexia Credit Local)                              0.20              11/15/2029        17,540
    9,995   Denver Urban Renewal Auth. (LOC - Compass Bank)                0.70               9/01/2017         9,995
    2,935   Lake Oswego Redevelopment Agency
              (LOC - Wells Fargo Bank, N.A.)                               0.28               6/01/2020         2,935
   13,445   Sheridan Redevelopment Agency (LOC - Citibank, N.A.)           1.30              12/01/2029        13,445
   14,660   Timber Ridge Affordable Housing Corp.
              (LOC - U.S. Bank, N.A.)                                      0.23              12/01/2032        14,660
   15,750   Township of Derry Commercial IDA
              (LOC - PNC Bank, N.A.)                                       0.23              11/01/2030        15,750
                                                                                                           ----------
                                                                                                               74,325
                                                                                                           ----------
            SPECIALIZED CONSUMER SERVICES (0.6%)
    6,555   Chicago Enterprise Zone (LOC - RBS Citizens, N.A.)             1.50              12/01/2032         6,555
    5,199   Cornerstone Funding Corp. I (LOC - PNC Bank, N.A.)             1.89               9/01/2025         5,199
   24,070   Saber Management, LLC (LOC - RBS Citizens, N.A.)               0.30               8/01/2056        24,070
                                                                                                           ----------
                                                                                                               35,824
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            SPECIALIZED FINANCE (0.1%)
  $ 3,115   Chase Bailey Insurance (LOC - Compass Bank)                    0.43%              1/01/2030    $    3,115
                                                                                                           ----------
            SPECIALTY STORES (1.3%)
   30,000   Bass Pro Rossford Development Co., LLC
              (LOC - Fifth Third Bank)                                     0.81              11/01/2027        30,000
   14,000   Blair County IDA (LOC - PNC Bank, N.A.)                        0.23              10/01/2028        14,000
   22,660   Cooperative District of the City of Prattville
              (LOC - Regions Bank)                                         1.75               6/01/2026        22,660
    5,900   D&H Enterprises of Ohio, LLC (LOC - PNC Bank, N.A.)            0.28              12/01/2025         5,900
    5,360   Spencer Co., Inc. (LOC - Federal Home Loan
              Bank of Atlanta)                                             0.93               2/01/2021         5,360
                                                                                                           ----------
                                                                                                               77,920
                                                                                                           ----------
            STEEL (0.2%)
    7,480   Klein Steel Services, Inc.
              (LOC - Manufacturers & Traders Trust Co.)                    0.91               8/01/2025         7,480
    3,355   Metaltec Steel Abrasive Co.
              (LOC - Comerica Bank, N.A.)                                  0.40              11/01/2034         3,355
    2,500   Mississippi Business Finance Corp.
              (LOC - Federal Home Loan Bank of Dallas)                     1.00               7/01/2020         2,500
                                                                                                           ----------
                                                                                                               13,335
                                                                                                           ----------
            TECHNOLOGY DISTRIBUTORS (0.1%)
    7,705   Fresno Leasing, LLC (LOC - Manufacturers &
              Traders Trust Co.)                                           0.91              11/17/2030         7,705
                                                                                                           ----------
            TIRES & RUBBER (0.0%)
    2,200   West Virginia EDA (LOC - JPMorgan Chase Bank, N.A.)            1.25              12/01/2015         2,200
                                                                                                           ----------
            TOLL ROADS (1.2%)
   71,025   Triborough Bridge and Tunnel Auth.
              (LOC - Bayerische Landesbank)                                0.28               1/01/2032        71,025
                                                                                                           ----------
            TRUCKING (0.2%)
   10,130   Dayton Freight Lines, Inc. (LOC - Fifth Third Bank)            0.69              12/01/2045        10,130
                                                                                                           ----------
            WATER UTILITIES (0.6%)
   13,600   Basic Water Co., LLC (LOC - U.S. Bank, N.A.)                   0.28               8/01/2024        13,600
   17,650   Collier County IDA (LOC - SunTrust Bank)                       0.40              10/01/2035        17,650
    4,500   Union Springs Wastewater Treatment Plant, LLC
              (LOC - Regions Bank)                                         3.80               7/01/2037         4,500
                                                                                                           ----------
                                                                                                               35,750
                                                                                                           ----------

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON OR                              VALUE
(000)       SECURITY                                                   DISCOUNT RATE          MATURITY          (000)
---------------------------------------------------------------------------------------------------------------------

            WATER/SEWER UTILITY (0.4%)
  $13,530   Hesperia Public Financing Auth.
              (LOC - Bank of America, N.A.)                                0.25%              6/01/2026    $   13,530
    2,969   Kern Water Bank Auth. (LOC - Wells
              Fargo Bank, N.A.)                                            0.23               7/01/2028         2,969
    7,820   Olivenhain Municipal Water District
              (LOC - Bank of America, N.A.)                                0.25               6/01/2022         7,820
                                                                                                           ----------
                                                                                                               24,319
                                                                                                           ----------
            Total Variable-Rate Demand Notes (cost: $5,151,337)                                             5,151,337
                                                                                                           ----------

            TOTAL INVESTMENTS (COST: $5,867,180)                                                           $5,867,180
                                                                                                           ==========

----------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
----------------------------------------------------------------------------------------------------

Money Market Instruments:
  Fixed-Rate Instruments                         $-           $  110,000              $-  $  110,000
  Commercial Paper                                -              543,943               -     543,943
  Put Bonds                                       -               61,900               -      61,900
  Variable-Rate Demand Notes                      -            5,151,337               -   5,151,337
----------------------------------------------------------------------------------------------------
Total                                            $-           $5,867,180              $-  $5,867,180
----------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at January 31, 2010, for federal income tax purposes, was $5,867,180,000.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations.
   Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ABS      Asset-Backed Financing

   EDA      Economic Development Authority

   EDB      Economic Development Board

   EDC      Economic Development Corp.

   ESOP     Employee Stock Ownership Plan

   IDA      Industrial Development Authority/Agency

   IDB      Industrial Development Board

   IDC      Industrial Development Corp.

   REIT     Real Estate Investment Trust

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the
   Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase.
   USAA Investment Management Company (the

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

   Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

   (INS)   Principal and interest payments are insured by Assured
           Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire
           Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ)   Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Branch Banking and Trust Co., Citibank, N.A.,
           Comerica Bank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A.,
           PNC Bank, N.A., Societe Generale, U.S. Bank N.A., Wachovia Bank
           N.A., or Wells Fargo Bank, N.A.

   (LOC)   Principal and interest payments are guaranteed by a bank
           letter of credit or other bank credit agreement.

   (NBGA)  Principal and interest payments or, under certain
           circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Fannie
           Mae, or Sempra Energy.

o  SPECIFIC NOTES

   (a)  Commercial paper issued in reliance on the "private placement"
        exemption from registration afforded by Section 4(2) of the Securities
        Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of
        1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

        dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b)  Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by
        Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates
      market value)                                                   $5,867,180
   Cash                                                                    2,431
   Receivables:
      Capital shares sold                                                 15,617
      USAA Investment Management Company (Note 4C)                            65
      Interest                                                             2,792
                                                                      ----------
         Total assets                                                  5,888,085
                                                                      ----------
LIABILITIES
   Payables:
      Securities purchased                                                 4,300
      Capital shares redeemed                                             16,109
      Dividends on capital shares                                             51
   Accrued management fees                                                 1,208
   Accrued transfer agent's fees                                             438
   Other accrued expenses and payables                                       227
                                                                      ----------
         Total liabilities                                                22,333
                                                                      ----------
            Net assets applicable to capital shares outstanding       $5,865,752
                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                    $5,865,749
   Accumulated net realized gain on investments                                3
                                                                      ----------
            Net assets applicable to capital shares outstanding       $5,865,752
                                                                      ==========
   Capital shares outstanding, unlimited number of
       shares authorized, no par value                                 5,865,748
                                                                      ==========
   Net asset value, redemption price, and offering price per share    $     1.00
                                                                      ==========

See accompanying notes to financial statements.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $27,335
                                                                        -------
EXPENSES
   Management fees                                                        7,301
   Administration and servicing fees                                      3,042
   Transfer agent's fees                                                  7,111
   Custody and accounting fees                                              406
   Postage                                                                  278
   Shareholder reporting fees                                               121
   Trustees' fees                                                             5
   Registration fees                                                         54
   Professional fees                                                        181
   Guarantee program fee (Note 1G)                                          302
   Other                                                                     55
                                                                        -------
         Total expenses                                                  18,856
   Expenses paid indirectly                                                  (2)
   Transfer agent's fees reimbursed (Note 4D)                              (817)
   Expenses reimbursed                                                      (65)
                                                                        -------
         Net expenses                                                    17,972
                                                                        -------
NET INVESTMENT INCOME                                                     9,363
                                                                        -------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          3
                                                                        -------
   Increase in net assets resulting from operations                     $ 9,366
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended
July 31, 2009

--------------------------------------------------------------------------------

                                                        1/31/2010     7/31/2009
-------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                              $     9,363   $   108,511
   Net realized gain on investments                             3            24
                                                      -------------------------
      Increase in net assets resulting from
         operations                                         9,366       108,535
                                                      -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   (9,387)     (108,519)
                                                      -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                            2,101,489     5,068,465
   Reinvested dividends                                     9,285       107,067
   Cost of shares redeemed                             (2,357,294)   (4,896,437)
                                                      -------------------------
      Increase (decrease) in net assets from
         capital share transactions                      (246,520)      279,095
                                                      -------------------------
   Net increase (decrease) in net assets                 (246,541)      279,111

NET ASSETS
   Beginning of period                                  6,112,293     5,833,182
                                                      -------------------------
   End of period                                      $ 5,865,752   $ 6,112,293
                                                      =========================
Accumulated undistributed net investment income:      $         -   $        24
                                                      =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                          2,101,489     5,068,465
   Shares issued for dividends reinvested                   9,285       107,067
   Shares redeemed                                     (2,357,294)   (4,896,437)
                                                      -------------------------
      Increase (decrease) in shares outstanding          (246,520)      279,095
                                                      =========================

See accompanying notes to financial statements.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Money
Market Fund (the Fund), which is classified as diversified under the 1940 Act.
The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1.   Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2.   Repurchase agreements are valued at cost, which approximates market value.

   3.   Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA
        Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
        (NAV) approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted)
   in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
   For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
   Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"
   custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
   and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. GUARANTEE PROGRAM -- Subject to certain terms and conditions, the U.S.
   Department of the Treasury's Temporary Guarantee Program for Money Market
   Funds (the Program) provided coverage to shareholders for amounts held in participating money market funds as of the close of business on September
   19, 2008, for the term of the Program of September 19, 2008, through
   September 18, 2009 (Program Term). The Fund was responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the Program Term was 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. For the six-month period ended January
   31, 2010, the Fund recorded $302,000, as guarantee program fee on the statement of operations. Effective September 18, 2009, the Program has expired.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   purposes, realized credits, if any, generated from cash balances in the
   Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2010, these custodian and other bank credits reduced the Fund's expenses by $2,000.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
   Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $16,000, which represents 15.0% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The
Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the six-month period ended January 31, 2010,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   the Fund incurred management fees, paid or payable to the Manager, of
   $7,301,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,042,000.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $149,000 for these compliance and legal services.
   These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the
   Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended January 31, 2010, the Fund incurred reimbursable expenses of $65,000, all of which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
   Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31,
   2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of
   $7,111,000.

   During the six-month period ended January 31, 2010, SAS reimbursed the Fund
   $817,000 for corrections in fees paid for the administration and servicing of certain accounts.

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31,
2010, USAA and its affiliates owned 4,000 shares (less than 0.1%) of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(7) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                             YEAR ENDED JULY 31,
                            ---------------------------------------------------------------------------------------------
                                  2010               2009           2008           2007               2006           2005
                            ---------------------------------------------------------------------------------------------

Net asset value at
  beginning of period       $     1.00         $     1.00     $     1.00     $     1.00         $     1.00     $     1.00
                            ---------------------------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income            .00(a)             .02            .04            .05                .04            .02
  Net realized and
    unrealized gain                .00(a)             .00(a)         .00(a)         .00(a),(b)         .00(a)         .00(a)
                            ---------------------------------------------------------------------------------------------
Total from investment
  operations                       .00(a)             .02            .04            .05                .04            .02
                            ---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.00)(a)           (.02)          (.04)          (.05)              (.04)          (.02)
                            ---------------------------------------------------------------------------------------------
Net asset value at end
  of period                 $     1.00         $     1.00     $     1.00     $     1.00         $     1.00     $     1.00
                            =============================================================================================
Total return (%)*                  .15(e)            1.86           3.70           4.91(b)            3.99           1.93
Net assets at end
  of period (000)           $5,865,752         $6,112,293     $5,833,182     $5,062,461         $4,393,245     $2,960,026
Ratios to average
  net assets:**
  Expenses (%)(d)                  .62(c),(e)         .63            .57            .58                .58            .60
  Net investment income (%)        .31(c)            1.83           3.60           4.81               3.98           1.91

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    iMoneyNet reported return.
 ** For the six-month period ended January 31, 2010, average net assets were
    $6,032,745,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The reimbursement had no effect on the Fund's per share net realized gain or total return.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(e) During the period ended January 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by
    0.03%. This decrease is excluded from the expense ratios in the Financial
    Highlights.

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                    EXPENSES PAID
                                 BEGINNING           ENDING         DURING PERIOD*
                               ACCOUNT VALUE      ACCOUNT VALUE    AUGUST 1, 2009 -
                               AUGUST 1, 2009   JANUARY 31, 2010   JANUARY 31, 2010
                               ----------------------------------------------------

Actual                           $1,000.00          $1,001.50           $2.98

Hypothetical
   (5% return before expenses)    1,000.00           1,022.23            3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.59%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.15% for the six-month period of August
  1, 2009, through January 31, 2010.

================================================================================

48  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
        (8722)                             or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23428-0310                               (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    MARCH 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 1, 2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    MARCH 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.